FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 23,368	$ 33,376	$ 38,277
Investments	69	88
Accounts payable and accrued liabilities	19,775	$ 19,470
Loans payable	8,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Investments	69
Trade and other receivables	6,343
Total financial assets	6,412
Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	23,368
Investments	0
Trade and other receivables	1,657
Total financial assets	25,025
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	2,185
Loans payable	0
Total financial liabilities	2,185
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	17,590
Loans payable	8,875
Total financial liabilities	26,465
Carrying amount [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	23,368
Investments	69
Trade and other receivables	8,000
Total financial assets	31,437
Accounts payable and accrued liabilities	19,775
Loans payable	8,875
Total financial liabilities	28,650
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	23,368
Investments	69
Trade and other receivables	8,000
Total financial assets	31,437
Accounts payable and accrued liabilities	19,775
Loans payable	8,875
Total financial liabilities	$ 28,650